Due to Trust Account, Short-term Borrowings and Long-term Debt (Components of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Obligations under finance leases	¥ 19,470	¥ 16,104
Total	39,087,785	34,710,293
Debt issuance cost	(16,030)	(13,694)
Total, after debt issuance costs	39,071,755	34,696,599
MUFG:
Debt Instrument [Line Items]
Obligations under finance leases	1,720	3,326
Total	12,826,063	10,083,549
MUFG: | Unsubordinated Debt
Debt Instrument [Line Items]
Long-term debt	9,461,503	6,712,325
MUFG: | Unsubordinated Debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 7,226,689	5,501,311
MUFG: | Unsubordinated Debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.85%
MUFG: | Unsubordinated Debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	5.72%
MUFG: | Unsubordinated Debt | Fixed Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 578,508	508,524
MUFG: | Unsubordinated Debt | Fixed Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.34%
MUFG: | Unsubordinated Debt | Fixed Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.56%
MUFG: | Unsubordinated Debt | Fixed Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 37,425	37,424
MUFG: | Unsubordinated Debt | Fixed Rate Bonds III | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.08%
MUFG: | Unsubordinated Debt | Fixed Rate Bonds III | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.05%
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 451,500	95,900
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.14%
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.47%
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 408,016	68,350
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.34%
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.27%
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 272,000	0
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds III | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.76%
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds III | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.86%
MUFG: | Unsubordinated Debt | Floating Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 400,487	416,171
MUFG: | Unsubordinated Debt | Floating Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	5.53%
MUFG: | Unsubordinated Debt | Floating Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	6.16%
MUFG: | Unsubordinated Debt | Floating Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 51,002	47,845
Interest rate, stated percentage	3.25%
MUFG: | Unsubordinated Debt | Floating Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 35,876	36,800
Interest rate, stated percentage	4.52%
MUFG: | Subordinated Debt
Debt Instrument [Line Items]
Long-term debt	¥ 3,362,840	3,367,898
MUFG: | Subordinated Debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 872,810	771,014
MUFG: | Subordinated Debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.37%
MUFG: | Subordinated Debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.56%
MUFG: | Subordinated Debt | Adjustable Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 908,541	905,925
MUFG: | Subordinated Debt | Adjustable Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.29%
MUFG: | Subordinated Debt | Adjustable Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.21%
MUFG: | Subordinated Debt | Adjustable Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 1,366,633	1,486,734
MUFG: | Subordinated Debt | Adjustable Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.82%
MUFG: | Subordinated Debt | Adjustable Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.50%
MUFG: | Subordinated Debt | Adjustable Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 34,000	31,500
MUFG: | Subordinated Debt | Adjustable Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.30%
MUFG: | Subordinated Debt | Adjustable Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.72%
MUFG: | Subordinated Debt | Adjustable Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 94,856	86,725
MUFG: | Subordinated Debt | Adjustable Rate Borrowings II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.85%
MUFG: | Subordinated Debt | Adjustable Rate Borrowings II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.33%
MUFG: | Subordinated Debt | Floating Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 0	86,000
MUFG: | Subordinated Debt | Floating Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.57%
MUFG: | Subordinated Debt | Floating Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.79%
MUFG: | Subordinated Debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 86,000	0
MUFG: | Subordinated Debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.57%
MUFG: | Subordinated Debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.79%
MUFG Bank:
Debt Instrument [Line Items]
Obligations under finance leases	¥ 4,652	4,419
Total	23,276,073	21,396,282
MUFG Bank: | Unsubordinated Debt
Debt Instrument [Line Items]
Long-term debt	22,565,600	20,540,145
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 37,300	72,400
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.63%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.34%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 1,073,796	1,052,443
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.70%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 6,557	6,152
Interest rate, stated percentage	1.81%
MUFG Bank: | Unsubordinated Debt | Adjustable Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 86,127	0
MUFG Bank: | Unsubordinated Debt | Adjustable Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	5.14%
MUFG Bank: | Unsubordinated Debt | Adjustable Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	5.54%
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 671,936	714,718
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.49%
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	8.76%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 20,582,218	18,582,830
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.25%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 7,601	8,371
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.93%
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 100,065	103,231
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.30%
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.39%
MUFG Bank: | Subordinated Debt
Debt Instrument [Line Items]
Long-term debt	¥ 260,000	332,000
MUFG Bank: | Subordinated Debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 175,500	236,000
MUFG Bank: | Subordinated Debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.95%
MUFG Bank: | Subordinated Debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.91%
MUFG Bank: | Subordinated Debt | Adjustable Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 10,000	10,000
Interest rate, stated percentage	1.06%
MUFG Bank: | Subordinated Debt | Floating Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 15,000	15,000
Interest rate, stated percentage	0.27%
MUFG Bank: | Subordinated Debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 59,500	71,000
MUFG Bank: | Subordinated Debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.44%
MUFG Bank: | Subordinated Debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.24%
MUFG Bank: | #REF!
Debt Instrument [Line Items]
Long-term debt	¥ 445,821	519,718
MUFG Bank: | #REF! | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.13%
MUFG Bank: | #REF! | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	10.00%
Other subsidiaries:
Debt Instrument [Line Items]
Obligations under finance leases	¥ 13,098	8,359
Total	2,985,649	3,230,462
Other subsidiaries: | Unsubordinated Debt
Debt Instrument [Line Items]
Long-term debt	2,699,131	2,893,447
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 1,012,649	1,088,884
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	23.00%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 95,593	124,841
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	50.00%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes III
Debt Instrument [Line Items]
Long-term debt	¥ 1,148	10,796
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes IV
Debt Instrument [Line Items]
Long-term debt	¥ 154,698	230,630
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes IV | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes IV | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	6.90%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes V
Debt Instrument [Line Items]
Long-term debt	¥ 322,457	306,778
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes V | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	9.50%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes V | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Floating/Adjustable Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 1,009,268	1,000,691
Other subsidiaries: | Unsubordinated Debt | Floating/Adjustable Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Floating/Adjustable Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	38.50%
Other subsidiaries: | Unsubordinated Debt | Floating Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 103,125	130,597
Other subsidiaries: | Unsubordinated Debt | Floating Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Floating Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	43.00%
Other subsidiaries: | Unsubordinated Debt | Adjustable Rate Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 193	230
Other subsidiaries: | Unsubordinated Debt | Adjustable Rate Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.10%
Other subsidiaries: | Unsubordinated Debt | Adjustable Rate Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.00%
Other subsidiaries: | Subordinated Debt
Debt Instrument [Line Items]
Long-term debt	¥ 273,420	328,655
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 34,700	114,946
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.53%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.61%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 2,329	2,262
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	7.50%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	8.00%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes III
Debt Instrument [Line Items]
Long-term debt	¥ 231,138	208,581
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes III | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.00%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes III | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.30%
Other subsidiaries: | Subordinated Debt | Floating Rate Borrowings Bonds And Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 5,253	2,866
Interest rate, stated percentage	9.86%
Other subsidiaries: | #REF!
Debt Instrument [Line Items]
Long-term debt	¥ 0	¥ 1